INVENTORY (Tables)	6 Months Ended
Dec. 31, 2025
INVENTORY [Abstract]
Schedule of Inventory

	December 31, 2025	June 30, 2025
	US$	US$
Raw materials	425,712	—
Total Inventory	425,712	—